UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22466

GAI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc. Global Alternative Investments 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Legal Department MAC: J9226-132 125 High Street, 13th Floor Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:   (866) 440-7460

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAI Agility Income Fund

Schedule of Investments (unaudited)
As of June 30, 2018

Strategy Investments	Shares	Cost	Fair Value
Investment Funds - 81.06%
Exchange Traded Funds - 8.73%
Equity - 8.73%
iShares US Preferred Stock ETF Vanguard Global ex-U.S. Real Estate Index Fund	396,047 191,554	$14,817,047 10,249,850	$14,934,932 11,125,456
			26,060,388
Mutual Funds - 23.29%
Equity - 6.53%
Lazard Global Listed Infrastructure Portfolio	1,217,909	17,524,448	19,474,358
Fixed Income - 16.76%
Federated Bond Fund	1,254,033	11,609,172	11,148,352
GMO Emerging Country Debt Fund	963,095	26,871,326	26,340,635
Harbor High-Yield Bond Fund	1,284,600	12,534,226	12,524,853
			50,013,840
Offshore Funds - 49.04%
Fixed Income - 41.97%
Arrowmark Income Opportunity Fund QP, Ltd.		32,211,377	31,348,100
Beach Point Dynamic Income Offshore Fund, Ltd.*		28,652,052	36,550,216
Good Hill Overseas Fund Ltd		20,959,470	28,237,216
MAM Corporate Loan Feeder Fund		13,000,000	13,013,000
Melody Special Situations Offshore Credit Fund L.P.*		14,129,576	16,056,682
			125,205,214
Reinsurance - 7.07% Aeolus Property Catastrophe Keystone PF Fund L.P.*		22,628,333	21,096,159
Investments in Securities - 9.10%
Common Stocks - 9.10%
Ireland - 0.14%
Consumer, Non-Cyclical - 0.14%	4,947	400,592	423,513
Medtronic PLC
Switzerland - 0.42%
Industrial - 0.42%
Garmin, Ltd.	20,345	1,212,392	1,241,045
United States - 8.54%
Basic Materials - 0.49%
RPM International Inc.	25,156	1,316,906	1,467,098
Consumer, Cyclical - 1.51%
Carnival Corp.	14,254	876,097	816,897
Cummins Inc.	2,469	465,372	328,377
General Motors Co.	33,463	1,270,121	1,318,442
Genuine Parts Co.	13,578	1,215,624	1,246,325
PACCAR Inc.	6,397	412,174	396,358

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2018

Strategy Investments	Shares	Cost	Fair Value
Investments in Securities - 9.10% (continued) Common Stocks - 9.10% (continued) United States - 8.54% (continued) Consumer, Cyclical - 1.51% (continued)
Penske Automotive Group Inc.	8,713	$417,939	$408,204
Consumer, Non-Cyclical - 1.83%
AbbVie Inc.	4,109	307,304	380,699
Amgen Inc.	2,289	406,171	422,527
Cardinal Health Inc.	6,397	456,914	312,366
Eli Lilly & Co.	4,892	412,729	417,434
Gilead Sciences Inc.	5,496	445,721	389,337
Johnson & Johnson	9,379	1,108,326	1,138,048
Pinnacle Foods, Inc.	6,794	411,819	442,018
Sysco Corp.	6,370	356,396	435,007
The Hershey Co	12,560	1,164,119	1,168,834
Whirlpool Corp.	2,496	416,638	364,990
Energy - 0.85%
Phillips 66	11,209	1,261,720	1,258,883
Valero Energy Corp.	11,434	1,283,447	1,267,230
Industrial - 1.27%
Hubbell Inc.	11,479	1,187,677	1,213,789
KAR Auction Services Inc.	7,478	355,014	409,794
Packaging Corp. of America	3,469	401,583	387,800
Sonoco Products Co.	23,570	1,221,719	1,237,425
United Technologies Corp.	4,289	519,925	536,254
Technology - 0.83%
Broadcom, Inc.	1,721	396,128	417,583
Cisco Systems Inc.	27,868	1,150,071	1,199,160
HP, Inc.	18,786	444,626	426,254
Texas Instruments, Inc.	3,883	397,280	428,101
Utilities - 1.76%
Alliant Energy Corp.	27,499	1,186,287	1,163,758
DTE Energy Co.	11,055	1,166,327	1,145,630
New Jersey Resources Corp.	28,553	1,186,437	1,277,747
Public Service Enterprise Group Inc.	22,552	1,173,365	1,220,965
UGI Corp.	8,172	396,768	425,516
			25,468,850
Total Investments (Cost $251,988,605**) - 90.16%			268,983,367
Other Assets and Liabilities, net - 9.84%			29,369,121
Net Assets - 100.00%			$$298,352,488
Percentages shown are stated as a percentage of net assets as of June 30, 2018.

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2018

*	Investment Fund is non-income producing.

**	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2018, as computed for federal tax purposes, were as follows:

Aggregate cost	$270,521,195

Gross unrealized appreciation	$5,374,557
Gross unrealized depreciation	(6,912,386)
Net unrealized depreciation	$(1,537,829)

Investments by Strategy (as a percentage of total investments)
Investment Funds
Exchange Traded Funds
Equity	9.69%
Mutual Funds
Fixed Income	18.59
Equity	7.24
Total Mutual Funds	25.83
Offshore Funds
Fixed Income	46.55
Reinsurance	7.84
Total Offshore Funds	54.39
Investments in Securities
Common Stocks	10.09
100.00%

Equity Swaps Outstanding as of June 30, 2018:

Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Buy	Fed Funds Effective	Pay	4/8/2019	$10,031,701	$867,352

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2018

Fair Value Measurements

The GAI Agility Income Fund (the “Fund”) invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds (“Offshore Funds”) and exchange traded products (collectively, “Investment Funds”).

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (“NAV”) per share or its equivalent. As a result, investments in Investment Funds with a fair value of $146,301,373 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in mutual funds and investments in securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The fair value of equity swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2018 is as follows:

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2018

Description	Total Fair Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Exchange Traded Funds
Equity	$26,060,388	$26,060,388	$—	$—
Mutual Funds
Equity	19,474,358	19,474,358	—	—
Fixed Income	50,013,840	50,013,840	—	—
Investments in Securities
Common Stocks	27,133,408	27,133,408	—	—
Offshore Funds(1)	146,301,373	—	—	—
Equity Swaps
Index	867,352	—	867,352	—
Total Investments	$269,850,719	$122,681,994	$867,352	$—

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between any levels for the nine month period ended June 30, 2018.

While redemptions are permitted per the terms of the offering memorandums of the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of such Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Offshore Funds. No such amendments were put in place during the nine month period ended June 30, 2018. The Fund had no unfunded capital commitments as of June 30, 2018.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2018:

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Please refer to the September 30, 2017 audited financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Agility Income Fund

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8/24/2018

By (Signature and Title)*		/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	8/24/2018

* Print the name and title of each signing officer under his or her signature.